Commitments and Contingencies (Details) - Schedule of future minimum lease payments under the operating lease	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments under the operating lease [Abstract]
2022	$ 16,859
Total future minimum lease payments	16,859
Less discount	107
Total lease liability	$ 16,752